COMMITMENTS AND CONTINGENT LIABILITIES (Details 1) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 12,931
2023	11,339
2024	1,807
2025	154
Total outstanding non-cancelable purchase commitments	$ 26,231